Goodwill and Intangible Assets (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					$ 24,332
Accumulated Amortization					(4,684)
Cumulative Impairment					(19,569)
Net Carrying Amount					79
Gross Carrying Amount	$ 300		$ 300		24,738	$ 250
Accumulated Amortization	(201)		(201)		(4,684)	(165)
Cumulative Impairment on intangible assets					(19,975)
Net Carrying Amount	99		99		79	85
Indefinite-lived intangible assets, gross carrying amount					406
Total indefinite-lived intangible assets, Cumulative Impairment					(406)
Indefinite-lived intangible assets
Ultra Cell LLC [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross carrying amount					406
Total indefinite-lived intangible assets, Cumulative Impairment					(406)
Indefinite-lived intangible assets
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	300		300		233	250
Accumulated Amortization	(201)		(201)		(154)	(165)
Cumulative Impairment
Net Carrying Amount	99		99		79	$ 85
Indefinite-lived intangible assets	$ 0	$ 0	$ 24	$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					21,221
Accumulated Amortization					(3,247)
Cumulative Impairment					(17,974)
Net Carrying Amount
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					2,612
Accumulated Amortization					(1,017)
Cumulative Impairment					(1,595)
Net Carrying Amount
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					266
Accumulated Amortization					(266)
Cumulative Impairment
Net Carrying Amount